Borrowings	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Borrowings
8	BORROWINGS
Borrowings at September 30, 2022 and March 31, 2022 consisted of the following:

	At September 30, 2022	At March 31, 2022
	(In millions)
Unsubordinated borrowings	¥12,029,633	¥18,766,117
Subordinated borrowings	219,210	234,680
Liabilities associated with securitization transactions	1,178,378	1,200,147
Lease liabilities	378,853	383,707

Total borrowings	¥13,806,074	¥20,584,651